                             December 2, 2015

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re: Dreyfus Stock Funds

File No. 811-21236; 333-100610

                        -Dreyfus International Equity Fund

                        -Dreyfus Small Cap Equity Fund

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ending September 30, 2015.

Please note, this N-CSR relates only to the Dreyfus International Equity Fund and Dreyfus Small Cap Equity Fund series of the Registrant and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Form will be filed for that series, as appropriate.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6835.

Cordially yours,

            /s/ Jesse Axman

Jesse Axman,

            Paralegal

Enclosures